Shareholders' Equity	12 Months Ended
Jun. 30, 2022
Disclosure of classes of share capital [abstract]
Shareholders' Equity	Shareholders’ Equity
Share capital

	As of June 30,		As of June 30,
	2022	2021	2022	2021
	(number of shares)		(U.S. $ in thousands)
Details
Class A ordinary shares	144,819,265	137,037,518	$14,481	$13,703
Class B ordinary shares	110,035,649	114,609,645	11,004	11,461
	254,854,914	251,647,163	$25,485	$25,164
Movements in Class A ordinary share capital

	Number of Shares	Amount
		(U.S. $ in thousands)
Details
Balance as of June 30, 2020	127,685,599	$12,768
Conversion of Class B ordinary shares	5,152,036	515
Exercise of share options	390,802	39
Issuance for settlement of RSUs	3,468,136	347
Vesting of early exercised shares	340,945	34
Balance as of June 30, 2021	137,037,518	$13,703
Conversion of Class B ordinary shares	4,573,996	457
Exercise of share options	42,973	4
Issuance for settlement of RSUs	2,958,190	296
Vesting of early exercised shares	206,588	21
Balance as of June 30, 2022	144,819,265	$14,481
Class A shares as of June 30, 2022 and June 30, 2021 does not include 72,484 and 270,251 shares of restricted stock outstanding, respectively, that are subject to forfeiture or repurchase.
Movements in Class B ordinary share capital

	Number of Shares	Amount
		(U.S. $ in thousands)
Details
Balance as of June 30, 2020	119,761,681	$11,976
Conversion to Class A ordinary shares	(5,152,036)	(515)
Balance as of June 30, 2021	114,609,645	$11,461
Conversion to Class A ordinary shares	(4,573,996)	(457)
Balance as of June 30, 2022	110,035,649	$11,004
Ordinary shares
Nominal value
Ordinary shares have a nominal value of $0.10.
Conversion
If the aggregate number of Class B ordinary shares comprises less than 10% of the total shares of the Company then in issue, each Class B ordinary share will automatically convert into one Class A ordinary share.
Upon consent of at least 66.66% of the Class B ordinary shares, each Class B ordinary share will convert into one Class A ordinary share. A Class B ordinary shareholder may elect at any time to convert any of its Class B ordinary shares into Class A ordinary shares on a one-for-one basis. Upon a transfer of Class B ordinary shares to a person or entity that is not a permitted Class B ordinary share transferee as defined in the Company’s articles of association, each transferred Class B ordinary share converts into one Class A ordinary share.
Dividend rights
Any dividend declared by the Company shall be paid on the Class A ordinary shares and the Class B ordinary shares pari passu as if they were all shares of the same class.
Voting rights
Each Class A ordinary share is entitled to one vote. Each Class B ordinary share is entitled to ten votes.
Share premium
Share premium consists of additional consideration for shares above the nominal value of shares in issue.
Other capital reserves

	As of June 30,
	2022	2021
	(U.S. $ in thousands)
Capital redemption reserve	$98	$98
Merger reserve	34,943	34,943
Share-based payments reserve	2,188,779	1,481,568
Other capital reserves	$2,223,820	$1,516,609
Capital redemption and merger reserves
The Company has capital redemption and merger reserves of $35.0 million in total at June 30, 2022, 2021 and 2020. They are comprised of a $98 thousand capital redemption reserve that is a non-distributable reserve arising on the redemption of redeemable shares and a $34.9 million merger reserve representing the difference between the nominal value of the shares issued by the Company in a prior reorganization and the share capital and share premium account prior to reorganization.
Share-based payments reserve
Share-based payments represent the current period’s expense related to the fair value of RSUs and share options issued to employees. Tax benefits from share plans represent the deferred tax benefit of share-based payments in excess of the expense already recognized over the life of the share-based award. The total deferred tax benefit is determined using the intrinsic value of the share-based award as at the reporting date. Issuance of ordinary shares for settlement of RSUs represents the release of ordinary shares to our employees as RSUs vest and reduces the share-based payments reserve.
Other components of equity
Cash flow hedge reserve
The change in fair value for the Group’s derivatives designated as hedging instruments are recognized in other comprehensive income and accumulated in a separate reserve within equity. The effect of the cash flow hedges determined to be effective is reclassified to the consolidated statements of operations in the same period as the hedged transactions. Gains or losses related to ineffective portion of cash flow hedges, if any, are recognized immediately to the consolidated statements of operations.
Foreign currency translation reserve
Exchange differences arising on translation of foreign subsidiaries are recognized in other comprehensive income and accumulated in a separate reserve within equity. The cumulative amount is reclassified to the consolidated statements of operations when the net investment is disposed.
Investments at fair value through other comprehensive income reserve
The change in fair value for the Group’s financial instruments classified at fair value through other comprehensive income are recognized in other comprehensive income and accumulated in a separate reserve within equity. The cumulative amount related to the Group’s debt investments is reclassified to the consolidated statements of operations upon the sale of the investment. In contrast, the cumulative amount related to the Group’s equity investments will remain in other comprehensive income upon the sale of the investments.